UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
FBR Capital Markets Corp.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NQ unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 99.3%
	Basic Materials — 5.0%
10,050	BHP Billiton Ltd. ADR	$894,752
9,000	Freeport-McMoRan Copper & Gold, Inc.	978,750
10,000	United States Steel Corp.	576,700

		2,450,202

	Communications — 3.7%
4,200	Akamai Technologies, Inc.*	202,944
1,000	Amazon.com, Inc.*	169,640
33,600	Cisco Systems, Inc.*	710,640
1,275	Google, Inc., Class A*	765,459

		1,848,683

	Consumer, Cyclical — 14.1%
11,300	Coach, Inc.	611,217
10,200	Fastenal Co.	592,212
22,000	J. C. Penney Company, Inc.	705,540
21,500	Lowe’s Companies, Inc.	533,200
6,900	McDonald’s Corp.	508,323
5,600	NIKE, Inc., Class B	461,888
14,200	Target Corp.	778,586
15,325	The Gap, Inc.	295,313
13,100	The TJX Companies, Inc.	620,809
4,800	V.F. Corp.	397,056
12,700	Walgreen Co.	513,588
17,150	Wal-Mart Stores, Inc.	961,600

		6,979,332

	Consumer, Non-cyclical — 16.3%
8,640	Abbott Laboratories	390,182
15,500	Automatic Data Processing, Inc.	742,450
8,475	Baxter International, Inc.	410,953
2,970	C.R. Bard, Inc.	280,219
5,275	Colgate-Palmolive Co.	404,962
12,400	Forest Laboratories, Inc.*	400,024
6,700	Gilead Sciences, Inc.*	257,146
11,000	Johnson & Johnson	657,470
18,800	Merck & Company, Inc.	623,596
12,000	Paychex, Inc.	384,000
6,800	PepsiCo, Inc.	437,308
5,912	Smith & Nephew PLC ADR	331,013
13,700	Stryker Corp.	788,572
9,200	The Coca-Cola Co.	578,220
25,450	Unilever PLC ADR	738,305
4,600	Visa, Inc., Class A	321,310

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical — 16.3% (continued)
5,400	Zimmer Holdings, Inc.*	$319,464

		8,065,194

	Energy — 11.9%
8,402	Apache Corp.	1,002,863
22,900	BP PLC ADR	1,087,063
20,000	Cabot Oil & Gas Corp.	832,600
17,200	ConocoPhillips	1,229,112
5,700	EQT Corp.	274,683
20,000	Forest Oil Corp.*	776,000
12,000	Petroleo Brasileiro SA ADR	440,760
5,000	Ultra Petroleum Corp.*	238,650

		5,881,731

	Financial — 16.3%
71,300	Bank of America Corp.	978,949
10,000	Capital One Financial Corp.	481,600
200,000	Citigroup, Inc.*	964,000
25,000	Discover Financial Services	514,750
7,025	Franklin Resources, Inc.	847,566
23,525	JPMorgan Chase & Co.	1,057,213
59,400	KeyCorp	528,660
13,000	Morgan Stanley	382,200
13,100	Prudential Financial, Inc.	805,781
17,075	T. Rowe Price Group, Inc.	1,125,584
2,425	The Goldman Sachs Group, Inc.	396,779

		8,083,082

	Industrial — 10.1%
15,615	3M Co.	1,372,871
11,500	Canadian Pacific Railway Ltd.	771,995
59,300	General Electric Co.	1,194,302
16,000	Norfolk Southern Corp.	979,040
6,950	Union Pacific Corp.	657,678

		4,975,886

	Technology — 21.9%
4,900	Apple, Inc.*	1,662,668
5,700	ARM Holdings PLC ADR	142,728
9,000	Cerner Corp.*	889,650
9,000	Check Point Software Technologies Ltd.*	400,950
3,600	Citrix Systems, Inc.*	227,448
46,800	Intel Corp.	1,004,328
4,500	International Business Machines Corp.	729,000
8,000	Lexmark International, Inc., Class A*	278,720
33,050	Microsoft Corp.	916,311
9,000	NetApp, Inc.*	492,570
33,300	Oracle Corp.	1,066,599

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 21.9% (continued)
10,000	Research In Motion Ltd.*	$591,100
1,800	salesforce.com, Inc.*	232,452
16,950	SAP AG ADR	981,405
17,600	Teradata Corp.*	756,624
13,400	Texas Instruments, Inc.	454,394

		10,826,947

	Total Common Stocks (Cost $41,681,933)	49,111,057

	SHORT-TERM INVESTMENT — 1.3%
627,771	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $627,771)	627,771

	Total Investments — 100.6% (Cost $42,309,704)	49,738,828

	Liabilities Less Other Assets — (0.6)%	(303,343)

	Net Assets — 100.0%	$49,435,485

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.8%
	Basic Materials — 6.0%
8,500	Compania de Minas Buenaventura S.A.A. ADR	$348,500
6,075	Ecolab, Inc.	301,867
8,000	Gold Fields Ltd. ADR	126,960
4,934	Sigma-Aldrich Corp.	314,049
11,800	Yamana Gold, Inc.	133,340

		1,224,716

	Communications — 2.9%
3,097	FactSet Research Systems, Inc.	312,178
7,850	Telephone and Data Systems, Inc.	280,637

		592,815

	Consumer, Cyclical — 16.5%
6,115	Abercrombie & Fitch Co., Class A	308,257
3,900	Bed Bath & Beyond, Inc.*	187,200
11,080	Big Lots, Inc.*	352,233
5,200	BJ’s Wholesale Club, Inc.*	228,488
9,485	Copart, Inc.*	372,286
1,600	Deckers Outdoor Corp.*	117,424
3,400	Genuine Parts Co.	175,950
2,700	Guess?, Inc.	115,506
6,030	Magna International, Inc.	351,971
12,824	Mattel, Inc.	303,672
2,800	MSC Industrial Direct Company, Inc., Class A	166,404
5,435	Tiffany & Co.	315,937
3,079	V.F. Corp.	254,695
3,700	Williams-Sonoma, Inc.	119,140

		3,369,163

	Consumer, Non-cyclical — 16.0%
2,700	Brown-Forman Corp., Class B	179,145
2,122	Bunge Ltd.	144,445
2,446	C.R. Bard, Inc.	230,780
2,600	Covance, Inc.*	146,588
9,050	Endo Pharmaceuticals Holdings, Inc.*	300,641
6,438	Forest Laboratories, Inc.*	207,690
7,050	Hansen Natural Corp.*	399,312
2,100	Humana, Inc.*	121,737
6,995	Lincare Holdings, Inc.	189,215
5,875	Paychex, Inc.	188,000
10,950	SEI Investments Co.	253,492
4,035	Techne Corp.	278,213
2,600	Tupperware Brands Corp.	118,950
13,275	Tyson Foods, Inc., Class A	218,374

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Non-cyclical — 16.0% (continued)
4,444	Varian Medical Systems, Inc.*	$300,281

		3,276,863

	Energy — 9.5%
4,685	Ensco International PLC ADR	254,583
1,200	First Solar, Inc.*	185,496
4,540	Helmerich & Payne, Inc.	266,634
7,800	Nabors Industries Ltd.*	190,320
2,925	Newfield Exploration Co.*	214,022
4,625	Pioneer Natural Resources Co.	440,115
5,800	Plains Exploration & Production Co.*	205,320
5,550	Rowan Companies, Inc.*	190,254

		1,946,744

	Financial — 17.3%
5,800	Aspen Insurance Holdings Ltd.	174,290
12,496	Capitol Federal Financial, Inc.	152,322
7,725	Comerica, Inc.	295,095
13,700	Fifth Third Bancorp	203,719
10,300	Hospitality Properties Trust	256,161
21,825	Hudson City Bancorp, Inc.	239,638
28,650	KeyCorp	254,985
2,946	M&T Bank Corp.	254,741
8,185	New York Community Bancorp, Inc.	149,949
10,250	People’s United Financial, Inc.	132,328
5,400	Raymond James Financial, Inc.	195,588
34,200	Regions Financial Corp.	242,820
3,200	Reinsurance Group of America, Inc.	184,192
6,821	T. Rowe Price Group, Inc.	449,640
5,800	W. R. Berkley Corp.	163,850
8,400	Zions Bancorp	198,072

		3,547,390

	Industrial — 15.1%
2,800	Alliant Techsystems, Inc.*	212,128
1,778	Cummins, Inc.	188,255
4,325	Dolby Laboratories, Inc., Class A*	258,203
6,075	FLIR Systems, Inc.*	188,568
5,700	Garmin Ltd.	175,731
3,050	Joy Global, Inc.	265,899
6,200	Kansas City Southern*	309,876
3,700	Kirby Corp.*	172,938
6,600	Nidec Corp. ADR	154,968
7,295	Pall Corp.	404,216
4,692	Roper Industries, Inc.	364,521
7,500	Spirit AeroSystems Holdings, Inc., Class A*	177,150

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Mid Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Industrial — 15.1% (continued)
3,500	Tidewater, Inc.	$208,215

		3,080,668

	Technology — 9.0%
32,168	Activision Blizzard, Inc.	363,177
9,503	Check Point Software Technologies Ltd.*	423,358
4,900	Microchip Technology, Inc.	178,703
3,400	SanDisk Corp.*	154,258
10,500	Seagate Technology PLC*	147,000
30,900	Siliconware Precision Industries Co. ADR	214,137
4,900	Western Digital Corp.*	166,698
6,200	Xilinx, Inc.	199,640

		1,846,971

	Utilities — 5.5%
7,000	Allegheny Energy, Inc.	180,460
8,600	Ameren Corp.	243,982
4,677	Energen Corp.	261,444
8,100	NRG Energy, Inc.*	168,075
10,650	Westar Energy, Inc.	271,575

		1,125,536

	Total Common Stocks (Cost $17,314,661)	20,010,866

	SHORT-TERM INVESTMENT — 2.0%
409,891	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $409,891)	409,891

	Total Investments — 99.8% (Cost $17,724,552)	20,420,757

	Other Assets Less Liabilities — 0.2%	38,304

	Net Assets — 100.0%	$20,459,061

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 98.8%
	Basic Materials — 4.1%
27,300	Harry Winston Diamond Corp.*	$294,567
34,000	Hecla Mining Co.*	306,000
2,884	NewMarket Corp.	365,864
7,750	Schnitzer Steel Industries, Inc., Class A	478,175
8,000	The Valspar Corp.	298,960

		1,743,566

	Communications — 3.1%
6,600	Blue Coat Systems, Inc.*	190,146
10,000	Limelight Networks, Inc.*	62,350
2,000	MercadoLibre, Inc.*	135,560
16,000	SAVVIS, Inc.*	492,320
7,600	Sourcefire, Inc.*	187,036
10,900	TIBCO Software, Inc.*	239,582

		1,306,994

	Consumer, Cyclical — 18.5%
10,000	Aèropostale, Inc.*	241,200
36,000	American Axle & Manufacturing Holdings, Inc.*	514,800
18,900	American Eagle Outfitters, Inc.	273,294
13,700	Ascena Retail Group, Inc.*	371,407
15,500	Bally Technologies, Inc.*	634,415
12,100	BJ’s Wholesale Club, Inc.*	531,674
13,000	Chico’s FAS, Inc.	141,960
4,300	Deckers Outdoor Corp.*	315,577
3,000	Fossil, Inc.*	213,150
15,000	JetBlue Airways Corp.*	90,000
2,375	Jos. A. Bank Clothiers, Inc.*	101,484
31,000	Modine Manufacturing Co.*	511,500
7,000	MSC Industrial Direct Company, Inc., Class A	416,010
9,754	Owens & Minor, Inc.	288,036
2,800	Panera Bread Co., Class A*	267,568
24,000	Penn National Gaming, Inc.*	857,520
4,700	Polaris Industries, Inc.	361,524
10,000	Saks, Inc.*	117,200
9,200	Signet Jewelers Ltd.*	390,816
4,000	Steven Madden Ltd.*	152,680
5,600	The Buckle, Inc.	200,200
5,000	The Children’s Place Retail Stores, Inc.*	209,450
3,600	The Men’s Wearhouse, Inc.	94,356
6,300	The Toro Co.	383,166

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Consumer, Cyclical — 18.5% (continued)
5,000	Wolverine World Wide, Inc.	$159,250

		7,838,237

	Consumer, Non-cyclical — 14.4%
20,000	AVANIR Pharmaceuticals, Inc., Class A*	81,000
14,700	BioMarin Pharmaceutical, Inc.*	373,674
35,400	Bruker Corp.*	619,500
4,500	Catalyst Health Solutions, Inc.*	195,300
8,500	Clinical Data, Inc.*	252,790
10,000	Depomed, Inc.*	83,800
6,200	Gen-Probe, Inc.*	389,918
9,400	Immunogen, Inc.*	77,644
9,000	Impax Laboratories, Inc.*	208,980
6,000	Jazz Pharmaceuticals, Inc.*	134,160
5,750	Kinetic Concepts, Inc.*	265,247
10,000	NPS Pharmaceuticals, Inc.*	100,050
10,000	Par Pharmaceutical Companies, Inc.*	357,200
12,800	Pharmaceutical Product Development, Inc.	372,992
2,600	Regeneron Pharmaceuticals, Inc.*	87,568
16,200	Rollins, Inc.	307,638
21,000	RSC Holdings, Inc.*	251,160
20,000	Schiff Nutrition International, Inc.	148,400
4,500	Seattle Genetics, Inc.*	73,755
16,350	Sirona Dental Systems, Inc.*	716,294
2,400	Sotheby’s	96,720
5,400	SuccessFactors, Inc.*	157,248
4,375	Techne Corp.	301,656
4,285	Transcend Services, Inc.*	78,973
7,110	Wright Express Corp.*	336,445

		6,068,112

	Energy — 9.4%
15,612	Atwood Oceanics, Inc.*	631,037
28,800	Brigham Exploration Co.*	852,768
3,000	Complete Production Services, Inc.*	83,820
95,000	International Coal Group, Inc.*	878,750
40,000	Key Energy Services, Inc.*	532,400
12,000	Northern Oil and Gas, Inc.*	330,840
8,000	Oasis Petroleum, Inc.*	255,760
10,500	Rosetta Resources, Inc.*	419,475

		3,984,850

	Financial — 19.0%
30,000	Associated Banc-Corp	419,400
36,000	Astoria Financial Corp.	512,640
2,700	Bancorp Rhode Island, Inc.	81,432
75,000	Brookline Bancorp, Inc.	812,250

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Financial — 19.0% (continued)
48,954	Capitol Federal Financial, Inc.	$596,755
38,500	CNO Financial Group, Inc.*	243,705
15,800	East West Bancorp, Inc.	343,018
5,069	Encore Capital Group, Inc.*	115,320
8,170	Enterprise Bancorp, Inc.	117,158
600	First Citizens BancShares, Inc., Class A	120,702
48,254	First Horizon National Corp.*	546,715
62,000	Fulton Financial Corp.	639,840
2,300	Hingham Institution for Savings	115,000
3,407	Investors Title Co.	108,990
41,100	MGIC Investment Corp.*	344,829
17,384	Montpelier Re Holdings Ltd.	345,072
33,300	Sunstone Hotel Investors, Inc.*	339,993
67,000	Susquehanna Bancshares, Inc.	640,520
43,550	United Financial Bancorp, Inc.	667,621
6,000	Waddell & Reed Financial, Inc., Class A	216,720
11,400	Washington Federal, Inc.	197,106
9,000	Webster Financial Corp.	205,920
827	White Mountains Insurance Group Ltd.	281,180

		8,011,886

	Industrial — 11.4%
29,437	A.O. Smith Corp.	1,260,198
7,100	Armstrong World Industries, Inc.	288,331
4,000	Atlas Air Worldwide Holdings, Inc.*	203,240
9,800	Genesee & Wyoming, Inc., Class A*	507,150
29,550	GrafTech International Ltd.*	620,550
25,100	Heartland Express, Inc.	402,227
8,150	Knight Transportation, Inc.	155,339
6,000	Lennox International, Inc.	294,840
8,000	Roadrunner Transportation Systems, Inc.*	107,760
7,000	Simpson Manufacturing Company, Inc.	208,250
7,000	Terex Corp.*	227,010
22,250	Werner Enterprises, Inc.	548,463

		4,823,358

	Technology — 17.5%
4,000	athenahealth, Inc.*	171,760
67,100	Brocade Communications Systems, Inc.*	378,444
12,000	CommVault Systems, Inc.*	370,680
22,000	Compuware Corp.*	235,840
3,000	Concur Technologies, Inc.*	153,090
3,600	Ebix, Inc.*	81,180
23,600	Emulex Corp.*	269,276
7,200	Fortinet, Inc.*	276,840
13,777	Jack Henry & Associates, Inc.	407,248

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Technology — 17.5% (continued)
7,900	Lexmark International, Inc., Class A*	$275,236
18,000	MedAssets, Inc.*	353,340
16,000	Medidata Solutions, Inc.*	399,200
14,000	Mellanox Technologies Ltd.*	382,900
4,700	MicroStrategy, Inc., Class A*	499,892
12,000	MIPS Technologies, Inc.*	149,040
6,200	NetLogic Microsystems, Inc.*	216,132
7,300	Netscout Systems, Inc.*	167,316
8,000	NetSuite, Inc.*	215,440
9,175	Open Text Corp.*	453,153
20,575	QLogic Corp.*	366,441
5,000	Quest Software, Inc.*	129,100
17,100	RADWARE Ltd.*	638,343
8,400	RightNow Technologies, Inc.*	217,812
7,500	Solera Holdings, Inc.	392,475
6,400	Taleo Corp., Class A*	188,544

		7,388,722

	Utilities — 1.4%
26,400	Portland General Electric Co.	589,776

	Total Common Stocks (Cost $36,588,483)	41,755,501

	SHORT-TERM INVESTMENT — 5.3%
2,239,711	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $2,239,711)	2,239,711

	Total Investments — 104.1% (Cost $38,828,194)	43,995,212

	Liabilities Less Other Assets — (4.1)%	(1,745,581)

	Net Assets — 100.0%	$42,249,631

*	Non-income producing security

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 93.7%
	Advertising — 8.5%
1,771,440	Lamar Advertising Co., Class A*	$65,259,849

	Building Materials — 3.2%
825,000	Simpson Manufacturing Company, Inc.	24,543,750

	Diversified Financial Services — 6.3%
83,520	Diamond Hill Investment Group, Inc.	5,704,416
668,256	Encore Capital Group, Inc.*	15,202,824
125,000	T. Rowe Price Group, Inc.	8,240,000
912,000	The Charles Schwab Corp.	16,461,600
173,137	White River Capital, Inc.	3,040,286

		48,649,126

	Entertainment — 17.6%
1,549,000	Bally Technologies, Inc.*	63,400,570
2,009,070	Penn National Gaming, Inc.*	71,784,071

		135,184,641

	Home Furnishings — 1.7%
680,160	American Woodmark Corp.	12,684,984

	Insurance — 14.6%
805,750	AON Corp.	36,855,005
187,000	Markel Corp.*	75,267,500

		112,122,505

	Internet — 0.9%
12,000	Google, Inc., Class A*	7,204,320

	Retail — 27.2%
3,810,235	99 Cents Only Stores*†	56,772,502
2,297,088	CarMax, Inc.*	74,999,923
1,352,076	O’Reilly Automotive, Inc.*	76,838,479

		208,610,904

	Telecommunications — 12.0%
1,804,500	American Tower Corp., Class A*	91,776,870

	Transportation — 1.7%
519,952	Dynamex, Inc.*†	12,941,605

	Total Common Stocks (Cost $382,746,768)	718,978,554

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 6.6%
50,271,923	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $50,271,923)	$50,271,923

	Total Investments — 100.3% (Cost $433,018,691)	769,250,477

	Liabilities Less Other Assets — (0.3)%	(2,632,762)

	Net Assets — 100.0%	$766,617,715

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 97.3%
	Banks — 68.6%
255,000	Bank of America Corp.	$3,501,150
72,000	Capital One Financial Corp.	3,467,520
70,000	CIT Group, Inc.*	3,338,300
705,000	Citigroup, Inc.*	3,398,100
52,000	Comerica, Inc.	1,986,400
135,000	Fifth Third Bancorp	2,007,450
250,000	Huntington Bancshares, Inc.	1,810,000
78,000	JPMorgan Chase & Co.	3,505,320
300,000	KeyCorp	2,670,000
80,000	Marshall & Ilsley Corp.	559,200
95,000	Morgan Stanley	2,793,000
165,000	Regions Financial Corp.	1,171,500
37,000	State Street Corp.	1,728,640
63,000	SunTrust Banks, Inc.	1,917,090
13,000	The Goldman Sachs Group, Inc.	2,127,060
51,000	The PNC Financial Services Group, Inc.	3,060,000
105,000	U.S. Bancorp	2,835,000
90,000	Wells Fargo & Co.	2,917,800
30,000	Zions Bancorp	707,400

		45,500,930

	Commercial Services — 9.2%
25,000	Automatic Data Processing, Inc.	1,197,500
10,000	MasterCard, Inc., Class A	2,365,100
36,000	Visa, Inc., Class A	2,514,600

		6,077,200

	Diversified Financial Services — 9.5%
50,000	American Express Co.	2,169,000
9,000	BlackRock, Inc.	1,782,180
115,000	Discover Financial Services	2,367,850

		6,319,030

	Insurance — 4.4%
45,000	MetLife, Inc.	2,059,650
30,000	The Hartford Financial Services Group, Inc.	833,400

		2,893,050

	Lodging — 2.5%
42,000	Marriott International, Inc., Class A	1,658,580

	Real Estate Investment Trust (REIT) — 1.5%
55,000	Annaly Capital Management, Inc.	980,650

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Savings & Loans — 1.6%
95,000	Hudson City Bancorp, Inc.	$1,043,100

	Total Common Stocks (Cost $59,507,634)	64,472,540

NO. OF
WARRANTS

	WARRANT — 0.1%
15,000	Bank of America Corp., expiring 10/28/18 (Cost $31,951)*	39,000

SHARES

	SHORT-TERM INVESTMENT — 4.9%
3,278,754	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $3,278,754)	3,278,754

	Total Investments — 102.3% (Cost $62,818,339)	67,790,294

	Liabilities Less Other Assets — (2.3)%	(1,498,337)

	Net Assets — 100.0%	$66,291,957

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 91.3%
	Banks — 32.3%
400,000	Associated Banc-Corp	$5,592,000
81,683	Bancorp Rhode Island, Inc.	2,463,559
2,000,000	Banner Corp.	4,720,000
270,000	Cathay General Bancorp	4,673,700
1,200,000	Citizens Republic Bancorp, Inc.*	755,640
5,000	City National Corp.	288,950
20,000	Comerica, Inc.	764,000
225,000	East West Bancorp, Inc.	4,884,750
145,000	Fifth Third Bancorp	2,156,150
550,000	First Horizon National Corp.*	6,231,505
555,000	Fulton Financial Corp.	5,727,600
195,000	Huntington Bancshares, Inc.	1,411,800
75,000	IBERIABANK Corp.	4,254,000
240,000	Independent Bank Corp.	6,523,201
200,000	KeyCorp	1,780,000
290,000	Nara Bancorp, Inc.*	2,830,400
620,000	National Penn Bancshares, Inc.	5,059,200
140,000	Oriental Financial Group, Inc.	1,654,800
825,000	Popular, Inc.*	2,648,250
461,100	State Bancorp, Inc.	4,403,505
230,555	Sterling Financial Corp.*	4,108,490
525,000	Susquehanna Bancshares, Inc.	5,019,000
1,600,000	Synovus Financial Corp.	4,224,000
185,000	TCF Financial Corp.	2,763,900
750,000	United Community Banks, Inc.*	1,275,000
170,000	Webster Financial Corp.	3,889,600
175,000	Wilshire Bancorp, Inc.	1,123,500
240,000	Zions Bancorp	5,659,200

		96,885,700

	Commercial Services — 1.6%
75,000	Green Dot Corp., Class A*	4,718,250

	Diversified Financial Services — 4.6%
111,421	Encore Capital Group, Inc.*	2,534,828
320,000	Netspend Holdings, Inc.*	4,576,000
90,000	Portfolio Recovery Associates, Inc.*	6,492,600

		13,603,428

	Home Builders — 1.0%
200,000	KB Home	2,968,000

	Insurance — 8.2%
930,000	CNO Financial Group, Inc.*	5,886,900
305,000	MBIA, Inc.*	3,263,500

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Insurance — 8.2% (continued)
450,000	MGIC Investment Corp.*	$3,775,500
730,000	Radian Group, Inc.	5,241,400
1,600,000	The PMI Group, Inc.*	4,656,000
65,000	Tower Group, Inc.	1,692,600

		24,515,900

	Investment Companies — 4.6%
775,000	American Capital Ltd.*	6,331,750
760,000	KKR Financial Holdings LLC	7,341,600

		13,673,350

	Real Estate Investment Trust (REIT) — 7.6%
290,000	First Industrial Realty Trust, Inc.*	2,963,800
60,000	Hatteras Financial Corp.	1,714,800
1,250,000	NorthStar Realty Finance Corp.	6,487,500
160,000	PennyMac Mortgage Investment Trust	2,964,800
2,300,000	RAIT Financial Trust	5,819,000
80,000	Redwood Trust, Inc.	1,197,600
90,000	Walter Investment Management Corp.	1,629,000

		22,776,500

	Savings & Loans — 31.4%
435,000	Astoria Financial Corp.	6,194,400
125,000	BankUnited, Inc.*	3,500,000
480,000	Brookline Bancorp, Inc.	5,198,400
470,000	Capitol Federal Financial, Inc.	5,729,300
170,000	Danvers Bancorp, Inc.	3,665,200
245,000	Dime Community Bancshares, Inc.	3,694,600
435,000	First Niagara Financial Group, Inc.	6,037,800
2,000,000	Flagstar Bancorp, Inc.*	3,160,000
525,000	Flushing Financial Corp.	7,481,250
94,331	Hingham Institution for Savings	4,716,550
170,000	Hudson City Bancorp, Inc.	1,866,600
40,000	NewAlliance Bancshares, Inc.	598,000
505,000	Northwest Bancshares, Inc.	5,916,075
481,650	OceanFirst Financial Corp.	6,670,853
385,000	Provident Financial Services, Inc.	5,640,250
295,000	Territorial Bancorp, Inc.	5,690,550
330,000	TFS Financial Corp.	3,217,500
116,897	ViewPoint Financial Group	1,481,669
440,000	Washington Federal, Inc.	7,607,600
130,000	WSFS Financial Corp.	5,837,000

		93,903,597

	Total Common Stocks (Cost $238,519,725)	273,044,725

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	SHORT-TERM INVESTMENT — 10.5%
31,311,964	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $31,311,964)	$31,311,964

	Total Investments — 101.8% (Cost $269,831,689)	304,356,689

	Liabilities Less Other Assets — (1.8)%	(5,387,927)

	Net Assets — 100.0%	$298,968,762

*	Non-income producing security

LLC	Limited Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 90.6%
	Biotechnology — 6.2%
1,275	Alexion Pharmaceuticals, Inc.*	$106,871
6,365	Celgene Corp.*	327,987
1,625	Illumina, Inc.*	112,678
815	United Therapeutics Corp.*	55,404

		602,940

	Commercial Services — 3.8%
840	HMS Holdings Corp.*	54,046
1,515	SuccessFactors, Inc.*	44,117
3,740	Visa, Inc., Class A	261,239

		359,402

	Computers — 10.2%
1,228	Apple, Inc.*	416,685
4,367	Cognizant Technology Solutions Corp., Class A*	318,573
1,400	Fortinet, Inc.*	53,830
2,115	RealD, Inc.*	50,062
2,200	Riverbed Technology, Inc.*	78,914
1,460	VanceInfo Technologies, Inc. ADR*	50,954
8,656	Wave Systems Corp., Class A*	33,066

		1,002,084

	Electrical Components & Equipments — 0.5%
1,765	American Superconductor Corp.*	48,132

	Electronics — 1.4%
2,435	Amphenol Corp., Class A	134,753

	Energy-Alternate Sources — 1.8%
1,160	First Solar, Inc.*	179,313

	Healthcare-Products — 1.8%
540	Intuitive Surgical, Inc.*	174,371

	Internet — 23.2%
3,105	Akamai Technologies, Inc.*	150,034
2,145	Amazon.com, Inc.*	363,878
3,565	Baidu.com, Inc. ADR*	387,266
2,652	Ctrip.com International Ltd. ADR*	109,156
630	Equinix, Inc.*	55,705
1,115	F5 Networks, Inc.*	120,844
650	Google, Inc., Class A*	390,234
750	MercadoLibre, Inc.*	50,835
1,790	NetEase.com, Inc. ADR*	72,209
5,186	NIC, Inc.	53,053

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Internet — 23.2% (continued)
15,806	Tencent Holdings Ltd. ADR	$411,745
835	WebMD Health Corp.*	43,654
11,000	Zix Corp.*	49,500

		2,258,113

	Pharmaceuticals — 0.5%
2,885	ViroPharma, Inc.*	47,314

	Semiconductors — 24.3%
4,240	Altera Corp.	159,297
18,425	Applied Materials, Inc.	289,088
6,090	ARM Holdings PLC ADR	152,494
6,075	ASML Holding N. V.	255,210
3,385	Avago Technologies Ltd.	97,183
7,470	Broadcom Corp., Class A	336,821
1,335	Cavium Networks, Inc.*	52,786
2,585	Cirrus Logic, Inc.*	54,363
1,880	Cree, Inc.*	94,921
810	Hittite Microwave Corp.*	48,422
1,635	Lam Research Corp.*	81,570
2,950	Linear Technology Corp.	102,631
3,067	Microchip Technology, Inc.	111,853
2,555	Microsemi Corp.*	57,462
4,285	MIPS Technologies, Inc.*	53,220
1,450	NetLogic Microsystems, Inc.*	50,547
1,470	Power Integrations, Inc.	54,287
1,445	Rovi Corp.*	89,243
2,860	Rubicon Technology, Inc.*	51,509
2,400	Skyworks Solutions, Inc.*	76,248
1,285	Varian Semiconductor Equipment Associates, Inc.*	57,118
1,100	Veeco Instruments, Inc.*	47,586

		2,373,859

	Software — 12.3%
1,495	ANSYS, Inc.*	78,413
1,235	athenahealth, Inc.*	53,031
2,580	Citrix Systems, Inc.*	163,004
1,240	Informatica Corp.*	57,536
14,000	Microsoft Corp.	388,150
2,015	Red Hat, Inc.*	83,260
4,495	VMware, Inc., Class A*	384,412

		1,207,806

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Technology Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Telecommunications — 4.6%
17,810	Corning, Inc.	$395,560
1,660	Finisar Corp.*	55,278

		450,838

	Total Common Stocks (Cost $7,457,519)	8,838,925

	INVESTMENT COMPANIES — 7.5%
5,265	First Trust Dow Jones Internet Index Fund	181,643
7,055	First Trust NASDAQ-100 Technology Index Fund	187,874
3,095	iShares S&P North American Technology-Software Index Fund	182,110
6,800	PowerShares Dynamic Networking Portfolio	179,112

	Total Investment Companies (Cost $701,783)	730,739

	SHORT-TERM INVESTMENT — 1.7%
163,143	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $163,143)	163,143

	Total Investments — 99.8% (Cost $8,322,445)	9,732,807

	Other Assets Less Liabilities — 0.2%	19,434

	Net Assets — 100.0%	$9,752,241

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 98.3%
	Electric — 34.5%
650	ALLETE, Inc.	$23,992
21,853	Alliant Energy Corp.	812,057
32,090	Ameren Corp.	910,393
25,330	Avista Corp.	573,725
19,100	Black Hills Corp.	592,291
7,550	CH Energy Group, Inc.	367,006
168,168	CMS Energy Corp.	3,279,276
109,370	Consolidated Edison, Inc.	5,458,657
26,920	Constellation Energy Group, Inc.	868,170
264,300	Dominion Resources, Inc.	11,507,622
64,815	DTE Energy Co.	2,998,342
91,212	Duke Energy Corp.	1,630,871
382,190	E.ON AG ADR	12,768,968
3,325	Entergy Corp.	239,965
71,075	Exelon Corp.	3,021,398
63,521	Integrys Energy Group, Inc.	3,022,964
148,025	MDU Resources Group, Inc.	3,142,571
7,523	MGE Energy, Inc.	306,186
293,231	National Grid PLC ADR	13,207,123
27,775	Northeast Utilities	914,353
14,961	Pepco Holdings, Inc.	277,826
228,475	PG&E Corp.	10,573,823
235,025	Public Service Enterprise Group, Inc.	7,621,861
56,690	TECO Energy, Inc.	1,043,663
6,675	The Empire District Electric Co.	143,646
5,305	UniSource Energy Corp.	189,972
12,883	Unitil Corp.	283,426
27,480	Wisconsin Energy Corp.	1,656,769
111,775	Xcel Energy, Inc.	2,634,537

		90,071,453

	Gas — 34.1%
133,382	AGL Resources, Inc.	4,895,119
192,845	Atmos Energy Corp.	6,286,747
355,935	CenterPoint Energy, Inc.	5,748,350
9,840	Chesapeake Utilities Corp.	384,744
2,380	Corning Natural Gas Corp.	53,253
7,258	Delta Natural Gas Company, Inc.	236,611
48,123	Energen Corp.	2,690,076
8,618	Gas Natural, Inc.	92,902
127,200	National Fuel Gas Co.	8,692,848
70,165	New Jersey Resources Corp.	2,944,123
98,550	Nicor, Inc.	4,973,819

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	Gas — 34.1% (continued)
357,050	NiSource, Inc.	$6,648,271
61,225	Northwest Natural Gas Co.	2,728,186
160,150	Piedmont Natural Gas Company, Inc.	4,493,809
230,795	Questar Corp.	4,022,757
5,111	RGC Resources, Inc.	162,172
223,890	Sempra Energy	11,657,952
49,785	South Jersey Industries, Inc.	2,600,768
215,458	Southern Union Co.	5,757,038
97,062	Southwest Gas Corp.	3,614,589
49,350	The Laclede Group, Inc.	1,875,300
77,875	UGI Corp.	2,441,381
74,330	Vectren Corp.	1,969,002
103,250	WGL Holdings, Inc.	3,723,195

		88,693,012

	Oil & Gas — 1.3%
131,324	Cheniere Energy, Inc.*	959,978
49,310	EQT Corp.	2,376,249

		3,336,227

	Pipelines — 28.4%
838,902	El Paso Corp.	13,321,764
225,692	Enbridge, Inc.	13,076,594
177,000	ONEOK, Inc.	10,423,530
500,193	Spectra Energy Corp.	13,120,062
412,250	The Williams Companies, Inc.	11,126,628
352,922	TransCanada Corp.	12,895,770

		73,964,348

	Total Common Stocks (Cost $138,455,849)	256,065,040

	SHORT-TERM INVESTMENT — 1.6%
4,219,401	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $4,219,401)	4,219,401

	Total Investments — 99.9% (Cost $142,675,250)	260,284,441

	Other Assets Less Liabilities — 0.1%	161,029

	Net Assets — 100.0%	$260,445,470

*	Non-income producing security

ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	COMMON STOCKS — 63.8%
	Basic Materials — 4.7%
32,214	Albemarle Corp.	$1,809,138
16,941	NewMarket Corp.	2,149,135

		3,958,273

	Communications — 2.6%
62,000	Verizon Communications, Inc.	2,208,440

	Consumer, Cyclical — 4.1%
69,853	Lowe’s Companies, Inc.	1,732,354
31,838	Wal-Mart Stores, Inc.	1,785,157

		3,517,511

	Consumer, Non-cyclical — 19.9%
77,139	Altria Group, Inc.	1,813,538
49,150	Bristol-Myers Squibb Co.	1,237,597
12,225	Brown-Forman Corp., Class B	811,129
54,700	Corrections Corporation of America*	1,357,107
22,050	Johnson & Johnson	1,317,928
20,957	Lorillard, Inc.	1,576,805
83,000	Pfizer, Inc.	1,512,260
19,782	Philip Morris International, Inc.	1,132,322
41,367	Reynolds American, Inc.	1,315,884
39,800	The Coca-Cola Co.	2,501,430
35,000	The Hershey Co.	1,634,150
15,593	Universal Corp.	590,819

		16,800,969

	Energy — 6.1%
11,030	BP PLC ADR	523,594
23,250	Chevron Corp.	2,207,123
34,120	ConocoPhillips	2,438,215

		5,168,932

	Financial — 5.8%
9,000	Ares Capital Corp.	151,110
13,495	Berkshire Hathaway, Inc., Class B*	1,103,216
6,000	Hercules Technology Growth Capital, Inc.	63,000
18,000	MCG Capital Corp.	122,400
11,000	NGP Capital Resources Co.	99,990
9,500	PennantPark Investment Corp.	114,950
83,500	Wells Fargo & Co.	2,707,070
1,600	White Mountains Insurance Group Ltd.	544,000

		4,905,736

	Industrial — 5.1%
43,900	Alexander & Baldwin, Inc.	1,761,268
16,000	FedEx Corp.	1,445,120
12,949	Martin Marietta Materials, Inc.	1,081,241

		4,287,629

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

				VALUE
SHARES				(NOTE 1)

	Real Estate Investment Trust (REIT) — 3.3%
5,500	Apollo Commercial Real Estate Finance, Inc.			$90,365
27,500	Chimera Investment Corp.			115,500
35,000	Hatteras Financial Corp.			1,000,300
60,599	UDR, Inc.			1,422,865
8,500	Walter Investment Management Corp.			153,850
1,500	Winthrop Realty Trust			18,450

				2,801,330

	Technology — 8.2%
90,374	Activision Blizzard, Inc.			1,020,322
98,800	Intel Corp.			2,120,248
11,240	International Business Machines Corp.			1,820,880
70,448	Microsoft Corp.			1,953,171

				6,914,621

	Utilities — 4.0%
53,290	Dominion Resources, Inc.			2,320,247
60,315	Duke Energy Corp.			1,078,432

				3,398,679

	Total Common Stocks (Cost $45,417,796)			53,962,120

	PREFERRED STOCK — NM
13,600	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15 (Cost 340,000)*(a)			21,624

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 19.8%
	Basic Materials — 1.4%
$350,000	Barrick Gold Financeco LLC	6.125%	9/15/13	391,846
250,000	BHP Billiton Finance USA Ltd.	6.750	11/1/13	283,632
315,000	EI du Pont de Nemours & Co.	4.750	3/15/15	345,205
150,000	International Paper Co.	9.375	5/15/19	193,985

				1,214,668

	Communications — 1.1%
300,000	Deutsche Telekom International Finance BV	5.875	8/20/13	331,526
350,000	Verizon Communications, Inc.	5.250	4/15/13	380,719
150,000	Verizon Communications, Inc.	8.750	11/1/18	194,997

				907,242

	Consumer, Cyclical — 1.3%
300,000	Best Buy Company, Inc.	6.750	7/15/13	332,351
150,000	Marriott International, Inc., Series J	5.625	2/15/13	160,730

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Consumer, Cyclical — 1.3% (continued)
$300,000	Starbucks Corp.	6.250%	8/15/17	$338,661
200,000	The Home Depot, Inc.	5.400	3/1/16	224,591

				1,056,333

	Consumer, Non-cyclical — 1.4%
150,000	Anheuser-Busch InBev Worldwide, Inc.(b)	7.750	1/15/19	185,462
350,000	Diageo Capital PLC	7.375	1/15/14	406,087
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	352,451
250,000	UnitedHealth Group, Inc.	5.375	3/15/16	275,709

				1,219,709

	Energy — 0.5%
200,000	Devon Energy Corp.	5.625	1/15/14	223,251
150,000	Husky Energy, Inc.	5.900	6/15/14	166,210

				389,461

	Financial — 12.6%
250,000	Aflac, Inc.	8.500	5/15/19	309,395
60,000	American Express Credit Corp., Series C	7.300	8/20/13	67,831
300,000	Associates Corporation of North America	6.950	11/1/18	332,120
79,000	Boston Properties LP	6.250	1/15/13	86,152
325,000	Caterpillar Financial Services Corp.	4.900	8/15/13	353,860
705,000	Citigroup, Inc.	6.125	11/21/17	774,541
375,000	CME Group, Inc.	5.750	2/15/14	419,546
275,000	Credit Suisse USA, Inc.	5.125	8/15/15	300,363
275,000	Discover Financial Services	10.250	7/15/19	352,045
250,000	Fifth Third Bancorp	6.250	5/1/13	271,873
240,000	First Niagara Financial Group, Inc.	6.750	3/19/20	257,632
125,000	General Electric Capital Corp.	4.800	5/1/13	133,524
250,000	General Electric Capital Corp.	5.500	6/4/14	273,288
160,000	Jefferies Group, Inc.	8.500	7/15/19	186,956
346,000	JPMorgan Chase & Co.	5.750	1/2/13	371,306
300,000	KeyCorp	6.500	5/14/13	328,835
320,000	Lazard Group	6.850	6/15/17	335,635
300,000	Manulife Financial Corp.	3.400	9/17/15	299,801
230,000	Merrill Lynch & Company, Inc.	6.875	4/25/18	255,297
250,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.763	1/15/15	237,944
100,000	MetLife, Inc., Series A	6.817	8/15/18	116,838
250,000	Morgan Stanley	4.750	4/1/14	259,666
250,000	Morgan Stanley	6.625	4/1/18	272,022
350,000	New York Life Global Funding(b)	5.250	10/16/12	375,861
310,000	Prudential Financial, Inc.	5.500	3/15/16	332,790
285,000	Prudential Financial, Inc., Series MTNB	5.100	9/20/14	308,283
375,000	SunTrust Banks, Inc.	5.250	11/5/12	394,278
250,000	SunTrust Banks, Inc.	6.000	9/11/17	264,550
150,000	Swiss Re Solutions Holding Corp.	7.000	2/15/26	156,242
350,000	The Allstate Corp.	5.000	8/15/14	384,836

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 12.6% (continued)
$475,000	The Goldman Sachs Group, Inc.	5.375%	3/15/20	$489,789
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	307,242
300,000	Toyota Motor Credit Corp.	5.170	1/11/12	311,079
300,000	Wachovia Corp.	5.250	8/1/14	324,463
400,000	Wells Fargo & Co.	5.250	10/23/12	428,076

				10,673,959

	Industrial — 0.9%
300,000	FedEx Corp.	7.375	1/15/14	344,884
220,000	The Boeing Co.	5.000	3/15/14	242,212
150,000	Tyco International Finance SA	8.500	1/15/19	192,681

				779,777

	Technology — 0.2%
150,000	Dell, Inc.	4.700	4/15/13	161,451

	Utilities — 0.4%
275,000	Sempra Energy	6.500	6/1/16	318,676

	Total Corporate Bonds (Cost $15,223,124)			16,721,276

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
371,773	Federal Home Loan Mortgage Corp.	5.000	5/1/20	399,372
688,292	Federal Home Loan Mortgage Corp.	5.500	4/1/37	742,687
600,000	Federal National Mortgage Association(c)	1.250	12/30/15	600,497
480,797	Federal National Mortgage Association	4.500	8/1/20	505,329
484,190	Federal National Mortgage Association	6.000	10/1/37	526,372

	Total U.S. Government Agency Obligations (Cost $2,619,729)			2,774,257

	U.S. TREASURY OBLIGATIONS — 9.7%
1,100,000	U.S. Treasury Bond	6.250	8/15/23	1,370,359
150,000	U.S. Treasury Bond	5.250	2/15/29	168,539
1,800,000	U.S. Treasury Bond	5.000	5/15/37	1,941,469
370,000	U.S. Treasury Note	0.625	7/31/12	371,216
1,100,000	U.S. Treasury Note	1.250	9/30/15	1,072,930
750,000	U.S. Treasury Note	4.750	8/15/17	850,723
900,000	U.S. Treasury Note	1.875	10/31/17	857,110
400,000	U.S. Treasury Note	3.750	11/15/18	424,906
970,000	U.S. Treasury Note	3.500	5/15/20	989,475
150,000	U.S. Treasury Note	2.625	8/15/20	141,457

	Total U.S. Treasury Obligations (Cost $8,349,014)			8,188,184

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Balanced Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 2.0%
6,000	BlackRock Credit Allocation Income Trust II, Inc.	$58,200
8,000	Calamos Convertible Opportunities and Income Fund.	106,720
7,650	iShares iBoxx $High Yield Corporate Bond Fund	702,117
3,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	55,825
16,000	SPDR Barclays Capital High Yield Bond Fund	647,840
16,000	Wells Fargo Advantage Income Opportunities Fund	158,560

	Total Investment Companies (Cost $1,672,361)	1,729,262

	SHORT-TERM INVESTMENT — 1.2%
979,599	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $979,599)	979,599

	Total Investments — 99.8% (Cost $74,601,623)	84,376,322

	Other Assets Less Liabilities — 0.2%	164,138

	Net Assets — 100.0%	$84,540,460

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2011, the total amount of 144A securities was $561,323, or 0.7% of total net assets.
(c)	Stepped coupon bond - the rate shown is the rate in effect on January 31, 2011.

ADR	American Depositary Receipts
LLC	Limited Liability Company
LP	Limited Partnership
NM	Not Meaningful
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments
January 31, 2011
(unaudited)

				VALUE
SHARES				(NOTE 1)

	COMMON STOCKS — 3.7%
	Financial — 2.2%
10,000	Ares Capital Corp.			$167,900
8,500	Hercules Technology Growth Capital, Inc.			89,250
18,000	MCG Capital Corp.			122,400
11,000	NGP Capital Resources Co.			99,990
10,000	PennantPark Investment Corp.			121,000

				600,540

	Real Estate Investment Trust (REIT) — 1.5%
5,500	Apollo Commercial Real Estate Finance, Inc.			90,365
37,500	Chimera Investment Corp.			157,500
8,500	Walter Investment Management Corp.			153,850
1,500	Winthrop Realty Trust			18,450

				420,165

	Total Common Stocks (Cost $946,798)			1,020,705

	CONVERTIBLE PREFERRED STOCK — 1.4%
	Finance — 1.4%
13,350	Boston Private Capital Trust I, 4.88%, due 10/1/34 (Cost $638,783)			372,131

	PREFERRED STOCK — 0.1%
10,400	Federal National Mortgage Association, Perpetual, Series S, 8.25%, due 12/31/15 (Cost $260,000)*(a)			16,536

			MATURITY
PAR		RATE	DATE

	CORPORATE BONDS — 52.1%
	Basic Materials — 3.0%
$300,000	Barrick Gold Financeco LLC	6.125%	9/15/13	335,868
285,000	EI du Pont de Nemours & Co.	4.750	3/15/15	312,328
125,000	International Paper Co.	9.375	5/15/19	161,654

				809,850

	Communications — 3.4%
250,000	Comcast Corp.	6.500	1/15/17	288,804
275,000	Deutsche Telekom International Finance BV	5.875	8/20/13	303,899
280,000	Rogers Communications, Inc.	7.500	3/15/15	333,344

				926,047

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Consumer, Cyclical — 7.3%
$275,000	Best Buy Company, Inc.	6.750%	7/15/13	$304,655
138,000	GameStop Corp. / GameStop, Inc.	8.000	10/1/12	141,616
150,000	Marriott International, Inc., Series J	5.625	2/15/13	160,730
325,000	Phillips-Van Heusen Corp.	7.750	11/15/23	359,711
575,000	Royal Caribbean Cruises Ltd.	7.500	10/15/27	572,844
275,000	Starbucks Corp.	6.250	8/15/17	310,439
120,000	The Home Depot, Inc.	5.400	3/1/16	134,754

				1,984,749

	Consumer, Non-cyclical — 2.8%
125,000	Anheuser-Busch InBev Worldwide, Inc.(b)	7.750	1/15/19	154,552
250,000	Diageo Capital PLC	5.200	1/30/13	269,545
325,000	GlaxoSmithKline Capital, Inc.	4.850	5/15/13	352,451

				776,548

	Energy — 1.2%
175,000	Devon Energy Corp.	5.625	1/15/14	195,344
125,000	Husky Energy, Inc.	5.900	6/15/14	138,509

				333,853

	Financial — 30.6%
250,000	Aflac, Inc.	8.500	5/15/19	309,395
60,000	American Express Credit Corp., Series C	7.300	8/20/13	67,831
140,000	American Express Travel Related Services Company, Inc.(b)	5.250	11/21/11	144,345
250,000	Associates Corporation of North America	6.950	11/1/18	276,766
200,000	Capital One Financial Corp.	6.750	9/15/17	231,211
325,000	Caterpillar Financial Services Corp.	4.900	8/15/13	353,860
250,000	Citigroup, Inc.	6.125	11/21/17	274,660
300,000	CME Group, Inc.	5.750	2/15/14	335,637
225,000	Credit Suisse USA, Inc.	5.125	8/15/15	245,751
175,000	Discover Financial Services	10.250	7/15/19	224,029
250,000	Fifth Third Bancorp	6.250	5/1/13	271,873
125,000	General Electric Capital Corp.	4.800	5/1/13	133,524
140,000	Jefferies Group, Inc.	8.500	7/15/19	163,586
235,000	JPMorgan Chase & Co.	5.375	10/1/12	251,992
300,000	KeyCorp	6.500	5/14/13	328,835
300,000	Lazard Group	6.850	6/15/17	314,658
300,000	Manulife Financial Corp.	3.400	9/17/15	299,801
170,000	Merrill Lynch & Company, Inc.	6.875	4/25/18	188,697
200,000	Merrill Lynch & Company, Inc., Series MTNC(a)	0.763	1/15/15	190,355
275,000	MetLife, Inc., Series A	6.817	8/15/18	321,304
250,000	Morgan Stanley	6.625	4/1/18	272,022
275,000	New York Life Global Funding(b)	5.250	10/16/12	295,319
288,000	Prudential Financial, Inc.	5.500	3/15/16	309,173

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

			MATURITY	VALUE
PAR		RATE	DATE	(NOTE 1)

	Financial — 30.6% (continued)
$250,000	Prudential Financial, Inc., Series MTNB	5.100%	9/20/14	$270,424
215,000	SunTrust Banks, Inc.	5.250	11/5/12	226,053
300,000	SunTrust Banks, Inc.	6.000	9/11/17	317,460
125,000	Swiss Re Solutions Holding Corp.	7.000	2/15/26	130,202
270,000	The Allstate Corp.	5.000	8/15/14	296,873
500,000	The Goldman Sachs Group, Inc.	5.375	3/15/20	515,568
300,000	The Hartford Financial Services Group, Inc.	5.375	3/15/17	307,242
275,000	Toyota Motor Credit Corp.	5.170	1/11/12	285,156
200,000	Wachovia Corp.	5.250	8/1/14	216,309

				8,369,911

	Industrial — 2.7%
50,000	American Railcar Industries, Inc.	7.500	3/1/14	50,875
275,000	FedEx Corp.	7.375	1/15/14	316,144
200,000	The Boeing Co.	5.000	3/15/14	220,193
125,000	Tyco International Finance SA	8.500	1/15/19	160,567

				747,779

	Utilities — 1.1%
250,000	Sempra Energy	6.500	6/1/16	289,705

	Total Corporate Bonds (Cost $12,910,164)			14,238,442

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.0%
786,620	Federal Home Loan Mortgage Corp.	5.500	4/1/37	848,785
600,000	Federal National Mortgage Association(c)	1.250	12/30/15	600,497
601,212	Federal National Mortgage Association	4.500	8/1/20	631,888
605,237	Federal National Mortgage Association	6.000	10/1/37	657,965

	Total U.S. Government Agency Obligations (Cost $2,583,745)			2,739,135

	U.S. TREASURY OBLIGATIONS — 23.8%
900,000	U.S. Treasury Bond	6.250	8/15/23	1,121,203
250,000	U.S. Treasury Bond	5.250	2/15/29	280,898
1,050,000	U.S. Treasury Bond	5.000	5/15/37	1,132,524
1,050,000	U.S. Treasury Note	1.250	9/30/15	1,024,161
560,000	U.S. Treasury Note	4.750	8/15/17	635,206
650,000	U.S. Treasury Note	1.875	10/31/17	619,024
850,000	U.S. Treasury Note	3.750	11/15/18	902,926
550,000	U.S. Treasury Note	3.500	5/15/20	561,042
250,000	U.S. Treasury Note	2.625	8/15/20	235,762

	Total U.S. Treasury Obligations (Cost $6,698,550)			6,512,746

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Core Bond Fund
Portfolio of Investments (continued)
January 31, 2011
(unaudited)

		VALUE
SHARES		(NOTE 1)

	INVESTMENT COMPANIES — 5.9%
6,000	BlackRock Credit Allocation Income Trust II, Inc.	$58,200
8,000	Calamos Convertible Opportunities and Income Fund	106,720
6,800	iShares iBoxx $High Yield Corporate Bond Fund	624,104
3,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	55,825
15,000	SPDR Barclays Capital High Yield Bond Fund	607,350
16,000	Wells Fargo Advantage Income Opportunities Fund	158,560

	Total Investment Companies (Cost $1,562,746)	1,610,759

	SHORT-TERM INVESTMENT — 2.6%
699,706	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $699,706)	699,706

	Total Investments — 99.6% (Cost $26,300,492)	27,210,160
	Other Assets Less Liabilities — 0.4%	104,951

	Net Assets — 100.0%	$27,315,111

*	Non-income producing security
(a)	Variable/floating rate security
(b)	This security is a restricted security under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2011, the total amount of 144A securities was $594,216, or 2.2% of total net assets.
(c)	Stepped coupon bond - the rate shown is the rate in effect on January 31, 2011.

LLC	Limited Liability Company
PLC	Public Liability Company

Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

Notes to Portfolios of Investments
January 31, 2011
(unaudited)

1.  Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

The Funds have adopted FASB ASC 820 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk curves, default rates and similar data.

• Level 3 –
Unobservable inputs for the asset or liability, to the extent observable input are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011, the Funds did not hold any Level 3 categorized securities during the period ended or at January 31, 2011.

The FBR Funds

Notes to Portfolios of Investments
January 31, 2011
(unaudited)

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Large Cap Fund

Common Stocks*	$49,111,057	$–	$–	$49,111,057
Short-Term Investment	627,771	–	–	627,771

Total	$49,738,828	$–	$–	$49,738,828

Mid Cap Fund

Common Stocks*	$20,010,866	$–	$–	$20,010,866
Short-Term Investment	409,891	–	–	409,891

Total	$20,420,757	$–	$–	$20,420,757

Small Cap Fund

Common Stocks*	$41,755,501	$–	$–	$41,755,501
Short-Term Investment	2,239,711	–	–	2,239,711

Total	$43,995,212	$–	$–	$43,995,212

Focus Fund

Common Stocks*	$718,978,554	$–	$–	$718,978,554
Short-Term Investment	50,271,923	–	–	50,271,923

Total	$769,250,477	$–	$–	$769,250,477

Large Cap Financial Fund

Common Stocks*	$64,472,540	$–	$–	$64,472,540
Short-Term Investment	3,278,754	–	–	3,278,754
Warrants	39,000	–	–	39,000

Total	$67,790,294	$–	$–	$67,790,294

Small Cap Financial Fund

Common Stocks*	$273,044,725	$–	$–	$273,044,725
Short-Term Investment	31,311,964	–	–	31,311,964

Total	$304,356,689	$–	$–	$304,356,689

Technology Fund

Common Stocks*	$8,838,925	$–	$–	$8,838,925
Investment Companies	730,739	–	–	730,739
Short-Term Investment	163,143	–	–	163,143

Total	$9,732,807	$–	$–	$9,732,807

Gas Utility Index Fund

Common Stocks*	$256,065,040	$–	$–	$256,065,040
Short-Term Investment	4,219,401	–	–	4,219,401

Total	$260,284,441	$–	$–	$260,284,441

The FBR Funds

Notes to Portfolios of Investments
January 31, 2011
(unaudited)

			Level 3
		Level 2	Significant
	Level 1	Other Significant	Unobservable
	Quoted prices	Observable Inputs	Inputs	Total

Balanced Fund

Common Stocks*	$53,962,120	$–	$–	$53,962,120
Corporate Bonds	–	16,721,276	–	16,721,276
Investment Companies	1,729,262	–	–	1,729,262
Preferred Stocks	21,624	–	–	21,624
Short-Term Investment	979,599	–	–	979,599
U.S. Government Agency Obligation	–	2,774,257	–	2,774,257
U.S. Treasury Obligations	–	8,188,184	–	8,188,184

Total	$56,692,605	$27,683,717	$–	$84,376,322

Core Bond Fund

Common Stocks*	$1,020,705	$–	$–	$1,020,705
Convertible Preferred Stocks	–	372,131	–	372,131
Corporate Bonds	–	14,238,442	–	14,238,442
Investment Companies	1,610,759	–	–	1,610,759
Preferred Stocks	16,536	–	–	16,536
Short-Term Investment	699,706	–	–	699,706
U.S. Government Agency Obligation	–	2,739,135	–	2,739,135
U.S. Treasury Obligations	–	6,512,746	–	6,512,746

Total	$3,347,706	$23,862,454	$–	$27,210,160

*   Please refer to portfolio of investments for industry classifications of common stocks.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers into and out of Level 1 and Level 2 during the current period. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The FBR Funds

Notes to Portfolios of Investments
January 31, 2011
(unaudited)

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2.  Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2011, is noted below:

		Share Activity

	Balance			Balance	Realized		Value	Acquisition
Affiliate	10/31/10	Purchases	Sales	1/31/11	Gain (Loss)	Dividends	1/31/11	Cost

Focus Fund
99 Cents Only Stores	3,810,235	—	—	3,810,235	—	—	$56,772,502	$38,109,786
Dynamex, Inc.	901,315	48,685	430,048	519,952	$3,198,369	—	12,941,605	9,012,093

3.  Federal Tax Information

As of January 31, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Fund	Federal Tax Cost	Appreciation	Depreciation	(Depreciation)

Large Cap Fund	$ 42,377,798	$ 7,917,159	$ (556,129)	$ 7,361,030
Mid Cap Fund	17,878,564	2,871,776	(329,583)	2,542,193
Small Cap Fund	38,958,118	5,678,622	(641,528)	5,037,094
Focus Fund	433,018,559	345,978,491	(9,746,573)	336,231,918
Large Cap Financial Fund	64,147,879	5,049,907	(1,407,492)	3,642,415
Small Cap Financial Fund	273,116,076	39,793,948	(8,553,335)	31,240,613
Technology Fund	8,697,705	1,327,341	(292,239)	1,035,102
Gas Utility Index Fund	158,038,789	110,384,805	(8,139,153)	102,245,652
Balanced Fund	74,679,563	11,445,961	(1,749,202)	9,696,759
Core Bond Fund	26,385,121	1,597,197	(772,158)	825,039

ITEM 2.  CONTROLS AND PROCEDURES

(a)  The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)  A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/30/2011

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	3/30/2011

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/30/2011

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds